Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Borrowings
Schedule of Total borrowings

Borrowings

	2020	2019
	€m	€m
Short-term borrowings
Bonds	(1,912)	(53)
Commercial paper	—	(873)
Bank loans	(1,228)	(1,220)
Lease liabilities	(2,986)	—
Other short-term borrowings[1]	(5,700)	(2,124)
	(11,826)	(4,270)
Long-term borrowings
Bonds	(47,500)	(44,439)
Bank loans	(1,500)	(1,780)
Lease liabilities	(9,077)	—
Bank borrowings secured against Indian assets	(1,346)	—
Other long-term borrowings[2]	(3,469)	(2,466)
	(62,892)	(48,685)
Total borrowings	(74,718)	(52,955)

Notes:

1	At 31 March 2020 the amount includes €5,292 million (2019: €2,011 million) in relation to cash received under collateral support agreements.
2	Includes €3,215 million (2019: €1,919 million) of spectrum licence payables following the completion of recent auctions in Germany of €1,370 million.